PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment of group (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings USD ($)	Dec. 31, 2014 Buildings CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2014 Machinery and equipment USD ($)	Dec. 31, 2014 Machinery and equipment CNY	Dec. 31, 2013 Machinery and equipment CNY	Dec. 31, 2014 Motor vehicles USD ($)	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Furniture, fixtures and office equipment USD ($)	Dec. 31, 2014 Furniture, fixtures and office equipment CNY	Dec. 31, 2013 Furniture, fixtures and office equipment CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 115,282	705,410	670,819		$ 53,030	324,494	317,930	$ 47,730	292,060	221,203	$ 4,812	29,443	27,037	$ 9,710	59,413	104,649
Less: accumulated depreciation	(41,306)	(252,751)	(209,887)
Property, plant and equipment, net	$ 73,976	452,659	460,932	259,972